W.P. Stewart & Co. Growth Fund, Inc.

Supplement dated October 1, 2003 to Prospectus dated April 30, 2003

Effective October 1, 2003, W.P. Stewart & Co. Growth Fund, Inc., (the “Fund”) is eliminating its Redemption Fee. As a result of shareholder holding-period tracking issues between the Fund's Transfer Agent and certain Selling Dealers, the Fund has decided to eliminate its redemption fee. The following sections of the Prospectus of the Fund are hereby amended as noted:

A.	“FEES AND EXPENSES”, on page 6, delete “Redemption Fee” item and disclosure.
B.	“REDEMPTIONS AND DISTRIBUTIONS”, “Redemptions”, on
	1.	page 11, second sentence in the first paragraph, delete the remainder of the sentence after the word “Fund”;
	2.	page 11, after the second sentence in the first paragraph, insert the following:
Any redemption orders placed prior to the close of business on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) will be priced at the net asset value determined that day. Redemption orders placed after that time will be priced at the net asset value determined on the next Business Day.

	3.	page 11, first sentence in the second paragraph, delete the parenthetical “(less a 0.50% redemption fee if shares are redeemed six months or less from the date of purchase)”; and

	4.	page 12, third, fourth and fifth paragraphs, delete in their entirety.

Effective immediately, in connection with the Fund’s compliance with recently enacted Federal laws and regulations, the following additional disclosures are added to the Fund’s prospectus:

     C. Section in the Fund’s prospectus captioned “PURCHASE OF SHARES”, on pages 10 and 11, is amended to insert the following disclosure:

     Customer Identification and Verification

  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

     What this means to you: When you subscribe for shares, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

     The Fund is required by law to reject your subscription application if the required identifying information is not provided.

     In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity, and the Fund shall have no obligation with respect to the terms of any such document.

     Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a time frame established in the sole discretion of the Fund, your application will be rejected.

     Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your subscription will be accepted and your order will be processed at the net asset value per share next determined after receipt of your application and payment in proper form.

     The Fund, however, reserves the right to close your account at the then current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a time frame established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

     Anti-Money Laundering Program

     Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal Law. The Fund has adopted Anti-Money Laundering Policy and Procedures designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel, or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by government or law enforcement authority. If your account is closed at the request of government or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

     D. “Acceptance of Subscriptions” on page S-2 is amended to include the following additional paragraph:

Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly the Fund may reject any purchase orders when the Fund becomes aware of potentially harmful market timing, short-term or excessive trading patterns by shareholders. Further, the Fund may reject any purchase order in accordance with the U.S. Patriot Act and Rules thereunder.

     E. The “SUBSCRIPTION APPLICATION” is hereby amended to insert the following notice on the bottom of page S-2:

IMPORTANT INFORMATION ABOUT PROCEDURES FOR SUBSCRIBERS

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who subscribes.

What this means for you: When you subscribe, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

     F. The “SUBSCRIPTION APPLICATION” is hereby amended to delete page S-5 and to insert a replacement certificate together with the following Additional Information form after page S-5:

YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF
YOU CHECKED THE BOX IN PART 3 OF SUBSTITUTE FORM W-9.

CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

I certify under penalties of perjury that a taxpayer identification number has not been issued to me, and I have mailed or delivered an application to receive a Taxpayer Identification Number to the appropriate Internal Revenue Service Center or Social Security Administration Office and have attached a copy of such application to this page. I understand that if I do not provide a Taxpayer Identification Number by the time of payment, 30% of all reportable payments made to me will be withheld, but that such amounts will be refunded to me if I then provide a Taxpayer Identification Number within 30 days. I further understand that if I do not provide a Tax-Identification Number within 30 days, my account may be closed and the proceeds returned to me.

Signature                                                                                    Date

______________________ Name and title or representative capacity, if applicable

SUBSCRIPTION APPLICATION	Additional Information
(Return this completed form with the Subscriber Information Form)

5. Individual/Joint Account

Primary Owner

Name:	First	Middle	Last

Date of birth	/ / Month Day Year	☐ Male	☐ Female

Country of citizenship

Social Security Number or Taxpayer ID Number

If you are a U.S. citizen, please provide copies of your driver’s license and/or passport.

If you are a non-U.S. citizen, please provide a copy of either your: 1. Passport (cover, photo and information page) or 2. National ID card (ID card cannot be a driver’s license and must contain photo) Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

Passport or ID number	Country of issuance
Date of issue	Expiration date

Type of passport:	☐ Standard	☐ Military	☐ Diplomatic

Are you or a family member a current or former government official in a country other than the U.S. or a close associate of such a government official? If yes, please contact W.P. Stewart & Co., Inc. at (212) 750-8585 to obtain additional documentation.
☐    Yes     ☐    No

Other Beneficial Owner

Name:	First	Middle	Last

Date of birth	/ / Month Day Year	☐ Male	☐ Female

Country of citizenship

Social Security Number or Taxpayer ID Number

If you are a U.S. citizen, please provide copies of your driver’s license and/or passport.

If you are a non-U.S. citizen, please provide a copy of either your: 1. Passport (cover, photo and information page) or 2. National ID card (ID card cannot be a driver’s license and must contain photo) Note: all submitted documents must be notarized or certified preferably by an embassy, consulate or high commission.

Passport or ID number	Country of issuance
Date of issue	Expiration date

Type of passport:	☐ Standard	☐ Military	☐ Diplomatic

Are you or a family member a current or former government official in a country other than the U.S. or a close associate of such a government official? If yes, please contact W.P. Stewart & Co., Inc. at (212) 750-8585 to obtain additional documentation. ☐   Yes   ☐   No

6. Employment Information

Primary Owner

Employer’s Name
Occupation		Employed since:
Employment status:	☐ Employed/Not Owner	☐ Business Owner	☐ Homemaker
	☐ Student	☐ Not Employed	☐ Retired

Are you or any beneficial owners employed by a Securities Regulatory Organization (SRO) or other financial services firm?     Yes/No    (circle one)

If yes, check one           ☐      SRO           ☐      Financial Services Firm

If retired, list former employer

Title/position	Employed from	to

Other Beneficial Owner

Employer’s Name
Occupation		Employed since:
Employment status:	☐ Employed/Not Owner	☐ Business Owner	☐ Homemaker
	☐ Student	☐ Not Employed	☐ Retired

Are you or any beneficial owners employed by a Securities Regulatory Organization (SRO) or other financial services firm?     Yes/No    (circle one)

If yes, check one           ☐      SRO           ☐      Financial Services Firm

If retired, list former employer

Title/position	Employed from	to

7. Corporate/Partnership or Other Accounts

Legal Name	Trade name (dba)

Country of tax residence

Please enclose with this Application documents showing the existence of your entity (e.g., certified articles of incorporation or formation, government-issued business license, partnership agreement) together with evidence of the authority of the signatory to execute this application for the entity (Exhibit A hereto).

If you are not a U.S. public entity, please also provide a list of primary shareholders, partners, or owners and a list of senior officers (Exhibit B hereto).

Regulated financial services firm?	☐ Yes	☐ No	Name of regulatory body

8. Trust Accounts

Please enclose with this Application a copy of the Trust. Please also complete Exhibit C hereto.

Beneficiary

Name:	First	Middle	Last

Date of birth	/ / Month Day Year

Social Security Number or Taxpayer ID Number

Residential address:

Street

City	State	Zip Code	Country

9.	Financial Information for All Accounts (e.g., Individual, Corporate, Partnership, Trust)

Primary Owner

Other financial services firms where you have established a relationship (list up to four firms)

Other Beneficial Owner

Other financial services firms where you have established a relationship (list up to four firms)

10. Interested Party

Type of Interested Party:	☐ Duplicate statements addressee
☐ Authorized person or signatory* (i.e. authorized to trade account)
Relationship to client

Name:	First	Middle	Last
* For authorized person or signatory provide:

Residential address:

Street

City	State	Zip Code	Country
* Social Security Number or Taxpayer ID Number

* If you are a U.S. citizen, please provide evidence of your authority (e.g., Power of Attorney) and copies of your driver’s license and passport.

* If you are a non-U.S. citizen, please provide evidence of your authority (e.g., Power of Attorney) and a copy of either your:

1. Passport (cover, photo and information page) or
2. National ID card (ID card cannot be a driver’s license and must contain photo).

Note: all submitted documents must be notarized or certified preferably by an embassy, consultate or high commission.

Passport or ID number	Country of issuance
Date of issue	Expiration date

Type of passport:	☐ Standard	☐ Military	☐ Diplomatic

Attach additional sheets, if needed.

Signature

Primary Owner	Date

Other Beneficial Owner	Date

The information requested above may be used to verify investor identity in compliance with requirements under the USA PATRIOT Act. Accounts will not be established, orders will not be executed, and your subscription payment will be returned if your application, including this form, is not complete. Identification information is subject to verification in accordance with established procedures.

Please deliver or mail to the Fund at:

c/o	W.P. Stewart & Co., Inc. 527 Madison Avenue New York, New York 10022 Attn: Fund Administration

EXHIBIT A

FORM OF INCUMBENCY CERTIFICATE

The undersigned, being the __________________ of ____________________________,
                                                                Insert Title                                Insert Name of Entity
a ___________________ organized under the laws of __________________________________
       Insert Type of Entity                                                        Insert Jurisdiction of Organization
(the "Company"), does hereby certify on behalf of the Company that the persons named below are directors and/or officers of the Company and that the signature at the right of said name, respectively, is the genuine signature of said person and that the persons listed below are each an authorized signatory for the Company.

Name	Title	Signature

     IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the __ day of_______________, 200__.

______________________________ Name: Print Name of Signatory #1 Title: Print Title of Signatory #1

THE UNDERSIGNED, ________________________, a duly authorized ____________
                                                           Insert Name of Signatory #2                             Insert Title
of the Company, does hereby certify that ____________________________is a duly authorized
                                                                        Insert Name of Signatory #1
officer of __________________________and that the signature set forth above is [his][her] true
                      Insert Name of Company
and correct signature.

IN WITNESS WHEREOF, the undersigned has executed this certificate as of the __ day of ________________, 200__.

______________________________ Name: Print Name of Signatory #2 Title: Print Title of Signatory #2

A-1

EXHIBIT B

BENEFICIAL OWNERSHIP INFORMATION

To Be Completed By Corporate/Partnership or other Subscribers
That Are Privately Held Entities

Instructions: Please complete and return this Exhibit B and provide the name of every person who is directly, or indirectly through intermediaries, the beneficial owner of 25% or more of any voting or nonvoting class of equity interests of the Subscriber . If the intermediary's shareholders or partners are not individuals, continue up the chain of ownership listing their 25% or more equity interest holders until individuals are listed. If there are no 25% beneficial owners, please write None.

Full Name	If Shareholder is an Individual, Insert Name and Address of Principal Employer and Position	Citizenship (for Individuals) or Principal Place of Business (for Entities)

B-1

EXHIBIT C

TRUST OWNERSHIP INFORMATION

To Be Completed By Subscribers That Are Trusts

Instructions: Please complete and return this Exhibit C and provide the name of: (i) every current beneficiary that has, directly or indirectly, an interest of 25% or more in the trust; (ii) every person who contributed assets to the trust (settlors or grantors); and (iii) every trustee. If there are intermediaries that are not individuals, continue up the chain of ownership listing their 25% or more equity interest holders until individuals are listed.

Full Name and Address	Status (Beneficiary/Grantor/ Trustee)	Citizenship (for Individuals) or Principal Place of Business (for Entities)

C-1

W.P. Stewart & Co. Growth Fund, Inc.

     Supplement dated October 1, 2003
to Statement of Additional Information dated April 30, 2003

     Effective October 1, 2003, W. P. Stewart & Co. Growth Fund, Inc., (the “Fund”) is eliminating its Redemption Fee. The following section of the Statement of Additional Information of the Fund is hereby amended as noted:

The heading “REDEMPTIONS”, on page 18 and the paragraph below this heading are hereby deleted in their entirety.